Leases - Additional Information (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 ARS ($)
Disclosure of finance lease and operating lease by lessee [line items]
Cash outflow for leases	$ 1,000,344
Additions to right-of-use assets	$ 184,634